Basis of presentation	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation [Text Block]

2. Basis of presentation

(a) Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Company’s board of directors on March 5, 2020.

(b) Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, unless otherwise noted.

(c) Functional and presentation currency

The Company’s functional currency is Canadian dollars. In the last quarter of 2019, the Company elected to change its presentation currency to the United States dollar. Comparative financial information previously expressed in Canadian dollars is now presented in United States dollars for all periods shown, using the exchange rate applicable at the reporting date for assets and liabilities, and the average exchange rate of the corresponding periods for the consolidated statements of loss and cash flow items. Equity transactions have been translated at historical rates since inception. The net adjustment arising from the effect of the change in presentation currency has been recognized in accumulated other comprehensive loss.

(d) Use of significant estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, revenue and expenses, related disclosures of contingent assets and liabilities. Actual results could differ materially from these estimates and assumptions. The Company reviews its estimates and underlying assumptions on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and may impact future periods.

Management has applied significant estimates and assumptions to the following:

Going concern

In the preparation of financial statements, management is required to identify when events or conditions indicate that significant doubt may exist about the Company’s ability to continue as a going concern. Significant doubt about the Company’s ability to continue as a going concern would exist when relevant conditions and events, considered in the aggregate, indicate that the Company will not be able to meet its obligations as they become due for a period of at least, but not limited to, twelve months from the balance sheet date. When the Company identifies conditions or events that raise potential for significant doubt about its ability to continue as a going concern, the Company considers whether its plans that are intended to mitigate those relevant conditions or events will alleviate the potential significant doubt.

The Company will require ongoing financing in order to continue research and development activities, as it has not earned significant revenue or reached successful commercialization of its products. After considering its plans to mitigate the going concern risk, management has concluded that there are no material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern for a period of twelve months from the balance sheet date.

Impairment of long-lived assets

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances indicating that the carrying value of the asset may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or cash-generating unit). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Management evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Valuation of share-based compensation and warrants

Management measures the costs for share-based compensation and warrants using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected risk-free interest rate, future employee turnover rates, future exercise behaviours and corporate performance. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based compensation and warrants.

The fair value of the warrant liability was calculated using a Black-Scholes fair value model and was then recorded at its relative fair value following an approach to allocate proceeds to the warrant liability and shares. The difference between the Black- Scholes warrant value and the relative fair value of the warrants represents a discount on issuance that is being amortized over the five-year life of the warrants.

Functional currency

Management considers the determination of the functional currency of the Company a significant judgment. Management has used its judgment to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions and considered various factors including the currency of historical and future expenditures and the currency in which funds from financing activities are generated. A Company’s functional currency is only changed when there is a material change in the underlying transactions, events and conditions.